Leases	6 Months Ended
Jun. 30, 2019
Leases
Leases

4.          Leases

Effective January 1, 2019, the Company adopted ASC 842. This standard requires the Company to recognize a right-of-use asset and a lease liability for all leases with an initial term in excess of twelve months. The Company accounts for an option to extend a lease when the option is reasonably certain to be exercised. The asset reflects the present value of unpaid lease payments coupled with initial direct costs, prepaid lease payments and lease incentives. The amount of the lease liability is calculated as the present value of unpaid lease payments. The Company adopted ASC 842 using a modified retrospective approach and did not restate comparative periods. The Company elected to take the package of practical expedients allowing the Company to not reassess (i) whether any expired or existing contracts are or contain leases, (ii) the lease classification for any expired or existing leases and (iii) initial direct costs for any existing leases.  The Company has elected to account for nonlease components in a contract as part of the single lease component to which they are related.

Significant assumptions and judgements in calculating the right-of-use assets and lease liability include the determination of the applicable borrowing rate for each lease.

On January 1, 2019, upon the adoption of ASC 842, the Company recorded, for office space and data center leases in the US and UK, right-of-use assets of $34,760,000, lease liabilities of $39,635,000 and eliminated deferred rent of $4,875,000. The leases have initial lease terms ranging from 3 to 11 years.

Activity related to the Company's leases for the three and six months ended June 30, 2019 is as follows (in thousands):

	Three Months	Six Months
	Ended	Ended
	June 30,	June 30,
	2019	2019
Operating lease expense	2,558	$5,147
Cash for amounts included in the measurement of operating liability	2,803	5,637
Right-of-use assets obtained in exchange for operating liabilities	—	—

At June 30, 2019, the weighted average borrowing rate and weighted average lease term are as follows:

Weighted average borrowing rate	2.9%
Weighted average remaining lease term (years)	6.0

The following table presents the maturity of lease liabilities as of June 30, 2019 (in thousands):

Remainder of 2019	$5,640
2020	7,684
2021	5,349
2022	4,050
2023	3,876
Thereafter	11,151
Total future minimum lease payments	37,750
Less imputed interest	(3,222)
Lease liability	$34,528

At June 30, 2019, the future minimum lease payments are as follows (in thousands):

Remainder of 2019	$5,640
2020	7,684
2021	5,349
2022	4,050
2023	3,876
Thereafter	11,151
$37,750

One US lease is secured by a letter of credit in the amount of $1,200,000, which is guaranteed by Refinitiv.